                    THE LATIN AMERICAN DISCOVERY FUND, INC.

               --------------------------------------------------

DIRECTORS AND OFFICERS

Barton M. Biggs                  James W. Grisham
CHAIRMAN OF THE BOARD            VICE PRESIDENT
OF DIRECTORS                     Michael F. Klein
Warren J. Olsen                  VICE PRESIDENT
PRESIDENT AND DIRECTOR           Harold J. Schaaff, Jr.
Peter J. Chase                   VICE PRESIDENT
DIRECTOR                         Joseph P. Stadler
John W. Croghan                  VICE PRESIDENT
DIRECTOR                         Valerie Y. Lewis
David B. Gill                    SECRETARY
DIRECTOR                         James R. Rooney
Graham E. Jones                  TREASURER
DIRECTOR                         Belinda A. Brady
John A. Levin                    ASSISTANT TREASURER
DIRECTOR
William G. Morton, Jr.
DIRECTOR

        ----------------------------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
        ----------------------------------------------------------------
U.S. ADMINISTRATOR
The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
        ----------------------------------------------------------------
CUSTODIANS
Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11201

The Chase Manhattan Bank
770 Broadway
New York, New York 10003
        ----------------------------------------------------------------
SHAREHOLDER SERVICING AGENT
Boston Equiserve
Investor Relations Department
P.O. Box 644,
Boston, Massachusetts 02102-0644
(617) 575-3120
        ----------------------------------------------------------------
LEGAL COUNSEL
Rogers & Wells
200 Park Avenue
New York, New York 10166
        ----------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

        ----------------------------------------------------------------

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.

                                   ----------

                                      THE
                                 LATIN AMERICAN
                                   DISCOVERY
                                   FUND, INC.
                                   ----------

                              FIRST QUARTER REPORT
                                 MARCH 31, 1997
                      MORGAN STANLEY ASSET MANAGEMENT INC.
                               INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
--------

For the three months ended March 31, 1997, The Latin American Discovery Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 16.79% compared with 15.17% for the Morgan Stanley Capital International Emerging Markets Global Latin America Index (the "Index"). For the one year ended March 31, 1997, the Fund had a total return, based on net asset value per share, of 49.21% compared to 33.33% for the Index. For the period since commencement of operations on June 23, 1992 through March 31, 1997, the Fund's total return, based on net asset value per share, was 121.96% compared with 74.13% for the Index. On March 31, 1997, the closing price of the Fund's shares on the New York Stock Exchange was $15 1/8 representing a 12.3% discount to the Fund's net asset value per share.

ARGENTINA

    Argentina was one of the region's laggards, as a strong fourth quarter performance translated into relatively rich valuations heading into the quarter. Further, as U.S. interest rate turbulence shook the region in March, this particularly vulnerable market sold off the most.

Economically, the country is continuing its dramatic investment-led recovery from the recession of 1995, and we are quite encouraged by the great strides the economy has made in restructuring itself during the turmoil. An agricultural boom is underway, investments in mining and infrastructure and energy are accelerating, and nascent signs of a modest consumer recovery are beginning to be felt.

BRAZIL

    Brazil, once again, was one of the region's top performers. The market's major catalyst was the first stage approval of President Cardoso's re-election bill making its way through congress. This is a significant event, as it increases the likelihood of his being president for another term through the end of the decade. Further, advances were made in preparing mining giant CVRD for privatization, expected in April/May of this year, and this further demonstrated the government's seriousness about market reforms and privatization.

The trade balance continued to worsen, but the market was dominated by positive events and didn't seem to care about the negative implications of a deteriorating trade account. We are monitoring this closely, and expect to see some action on the part of the government to at least slow the deteriorating trend. Nevertheless, progress being made in the all-important telecommunications and electric utility sectors is so dramatic that the stock market should continue to advance in spite of the trade concerns. The government has demonstrated a remarkable ability to enhance shareholder value in the sectors in which it has controlling stakes in publicly listed companies, and this has been the single most important engine propelling the stock market. We see no signs of this trend abating.

CHILE

    Chile posted strong gains for the first time in many quarters. The region benefited from an oversold position coming into the quarter as well as a surprisingly early interest cut by the monetary authorities. While valuations are not terrifically compelling nor earnings growth especially robust, the market is still being driven by expectations of a further loosening of monetary policy. Our outlook on the market is the most constructive it has been in years, and we expect it to continue performing well in the backdrop of a monetary easing during the next few quarters.

COLOMBIA

    Colombia was the region's leader, an event that was driven by the cheapest valuation profile coming into the quarter and an unexpected tax imposed on fixed income investment that led to increased investments in equities. The country continues to be plagued by macro-political travails, as much-maligned President Samper declared an economic state of emergency that was subsequently challenged by congress. Nevertheless, there is selected progress being made at the corporate level in terms of information disclosure and shareholder value orientation, and we are targeting those opportunities in our portfolio.

MEXICO

    Mexico had somewhat of a spotty quarter, as no real sustained trend emerged within the market. The biggest stock market event/surprise was the reemergence of telecommunications giant Telmex as the leading bellwether for the market, advancing roughly 20% on the quarter amidst the first stage of full-fledged competition in its corporate history. Its strong showing masked a stock market performance that was in fact weaker than it appeared. Adverse U.S. interest rate moves caused market jitters later in the quarter, wiping out prior gains in interest rate-sensitive sectors such as banking and construction. On the political front, the three leading parties are gearing up their campaigns for the important congressional and mayoral elections in mid-summer, and the outlook as of this writing is unclear. While there could be some market choppiness leading up to the elections, we do not expect material economic impact from the outcome regardless of who emerges victorious.

PERU

    Peru posted a very strong gain for the quarter, after a dismal showing in the fourth quarter of 1996. While the hostage crisis persists, as of the date of this letter, but has receded in visibility, the country appears to be gaining momentum on the economic front. Interest rates are on the decline and the all-important fishing and mining industries are accelerating.

VENEZUELA

    Venezuela was easily the laggard of the region, after posting an extraordinary gain in 1996. The market was beset by uncertainty over salary negotiations of public sector employees and private company unions, as well as by concern that the government might waver in its commitment to following through on free market reforms begun last year. While we think that the aforementioned concerns have been a bit overdone, we remain relatively neutral on the market and will await clearer signals of government behavior before taking a more constructive posture.

Sincerely,

           [SIGNATURE]
Warren J. Olsen
PRESIDENT AND DIRECTOR

       [SIGNATURE]
Robert L. Meyer
PORTFOLIO MANAGER

       [SIGNATURE]
Andy Skov
PORTFOLIO MANAGER

April 1997

The Latin American Discovery Fund, Inc.
Investment Summary as of March 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HISTORICAL
INFORMATION
                                                           TOTAL RETURN (%)
                   -------------------------------------------------------------------------------------------------

                        MARKET VALUE (1)                 NET ASSET VALUE (2)                     INDEX (3)
                   ---------------------------       ---------------------------       -----------------------------
                                     AVERAGE                           AVERAGE                             AVERAGE
                   CUMULATIVE         ANNUAL         CUMULATIVE         ANNUAL         CUMULATIVE          ANNUAL
                   ---------------------------       ---------------------------       -----------------------------
FISCAL YEAR TO
 DATE               21.00%            --              16.79%            --               15.17%            --
ONE YEAR            42.36            42.36%           49.21            49.21%            33.33             33.33%
SINCE INCEPTION*    94.62+           14.97+          121.96+           18.18+            74.13             12.32

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION

A BAR CHART REFLECTING THE DATA BELOW IS REFLECTED HERE.

         YEARS ENDED DECEMBER 31:
               TOTAL RETURN
                                                                                                      THREE MONTHS ENDED
                                               1992*      1993       1994        1995       1996        MARCH 31, 1997
Net Asset Value Per Share                       $15.23     $23.31     $17.16      $10.98     $14.77                 $17.25
Market Value Per Share                          $13.25     $27.13     $18.25       $9.88     $12.50                 $15.13
Premium/(Discount)                              -13.0%      16.4%       6.4%      -10.0%     -15.4%                 -12.3%
Income Dividends                                     -          -     $0.00#           -      $0.16                      -
Capital Gains Distributions                          -          -      $5.74       $0.45      $1.14                      -
Fund Total Return (2)                            8.01%    65.36%+     -0.14%    -27.61%+     47.19%                 16.79%
Index Total Return (3)                          -2.26%     52.29%     -3.69%     -13.53%     21.96%                 15.17%
The Latin American Discovery Fund, Inc. (2)
MSCI EMG Latin America Index (3)

 (1) Assumes dividends and distributions, if any, were reinvested.

 (2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

 (3) The Morgan Stanley Capital International Emerging Markets Global Latin America Index (MSCI EMG Latin America Index) is a broad based market cap weighted composite index covering at least 60% of markets in Mexico, Argentina, Brazil, Chile, Colombia, Peru and Venezuela, including dividends.

 * The Fund commenced operations on June 23, 1992.

 # Amount is less than $0.01 per share.

 + This return excludes the effect of the rights issued in connection with the Rights Offering.

The Latin American Discovery Fund, Inc.
Portfolio Summary as of March 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PORTFOLIO INVESTMENTS DIVERSIFICATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Equity Securities            98.9%
Short-Term Investments        1.1%

--------------------------------------------------------------------------------

SECTORS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Banking                                 6.6%
Beverages & Tobacco                    14.7%
Broadcasting & Publishing               2.3%
Building Materials & Components         2.0%
Energy Sources                          4.4%
Merchandising                           7.8%
Metals - Steel                          4.8%
Multi-Industry                          2.2%
Telecommunications                     24.7%
Utilities - Electrical & Gas           20.3%
Other                                  10.2%

--------------------------------------------------------------------------------

COUNTRY WEIGHTINGS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Brazil           44.5%
Mexico           27.9%
Chile            10.9%
Argentina        10.4%
Colombia          3.7%
Venezuela         1.4%
Peru              0.6%
Other             0.6%

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS

                                           PERCENT OF
                                           NET ASSETS
                                          -------------
       1.  Telebras                                8.2%
       2.  CRT                                     7.9
       3.  Eletrobras                              6.8
       4.  FEMSA                                   5.8
       5.  Telmex ADR                              5.7

                                           PERCENT OF
                                           NET ASSETS
                                          -------------

       6.  Cemig                                   3.9%
       7.  Lojas Arapua                            2.8
       8.  Petrobras                               2.6
       9.  CCU ADR                                 2.5
      10.  Televisa CPO GDR                        2.3
                                                   ---
                                                  48.5%
                                                   ---
                                                   ---

INVESTMENTS (UNAUDITED)
---------

MARCH 31, 1997

                                                                     VALUE
                                                   SHARES            (000)
--------------------------------------------------------
------------
COMMON STOCKS (98.8%)
(Unless otherwise noted)
--------------------------------------------------
----------
ARGENTINA (10.4%)
BANKING
  Banco del Suquia                                482,938   U.S.$    1,473
                                                            --------------
BEVERAGES & TOBACCO
  Quilmes (Registered)                             61,960              626
  Quilmes ADR                                      42,834              487
                                                            --------------
                                                                     1,113
                                                            --------------
ENERGY SOURCES
  YPF ADR                                         138,845            3,679
                                                            --------------
FOOD & HOUSEHOLD PRODUCTS
  Cresud ADR                                      109,350            2,050
  Disco ADR                                        21,446              700
                                                            --------------
                                                                     2,750
                                                            --------------
METALS -- STEEL
  Acindar                                       1,084,150            2,169
  Siderar                                         615,541            2,130
  Siderar ADR 144A                                 31,274              868
                                                            --------------
                                                                     5,167
                                                            --------------
REAL ESTATE
  IRSA GDR (Registered)                            52,150            1,943
                                                            --------------
TELECOMMUNICATIONS
  Argentine Cellular Communications               454,000                5
  Telecom Argentina ADR                            16,372              753
  Telefonica Argentina ADR                        134,775            3,959
                                                            --------------
                                                                     4,717
                                                            --------------
                                                                    20,842
                                                            --------------
--------------------------------------------------------
------------
BRAZIL (44.5%)
APPLIANCES & HOUSEHOLD DURABLES
  Brasmotor (Preferred)                         3,585,000            1,025
                                                            --------------
BANKING
  Banco Bradesco (Preferred)                  362,099,608            2,991
  Banco Nacional (Preferred)                   95,420,000                5
  Itaubanco (Preferred)                         4,606,100            2,383
                                                            --------------
                                                                     5,379
                                                            --------------
BEVERAGES & TOBACCO
  Brahma (Preferred)                              788,000              514
  Brahma (Preferred) ADR                           35,590              463
  Souza Cruz                                       29,100              243
                                                            --------------
                                                                     1,220
                                                            --------------
--------------------------------------------------------
------------

                                                                     VALUE
                                                   SHARES            (000)
--------------------------------------------------------
------------

ENERGY SOURCES
  Petrobras (Preferred)                        26,246,000   U.S.$    5,216
                                                            --------------
MERCHANDISING
  Bompreco (Preferred) GDR 144A                    39,400              975
  Lojas Arapua                                     20,775              478
  Lojas Arapua (Preferred)                    214,895,000            5,072
  Lojas Renner (Preferred)                     79,420,000            4,161
                                                            --------------
                                                                    10,686
                                                            --------------
METALS -- NON-FERROUS
  CVRD (Preferred)                                116,420            2,649
  CVRD (Preferred) ADR                              1,320               30
                                                            --------------
                                                                     2,679
                                                            --------------
TELECOMMUNICATIONS
  CRT (Preferred) 'A'                          13,628,800           15,826
  Telebras                                     43,339,000            4,369
  Telebras (Preferred)                         56,940,740            5,892
  Telebras (Preferred) ADR                         59,465            6,088
                                                            --------------
                                                                    32,175
                                                            --------------
TEXTILES & APPAREL
  Coteminas (Preferred)                         5,346,000            2,140
                                                            --------------
UTILITIES -- ELECTRICAL & GAS
  Celesc (Preferred) 'B'                          309,000              353
  Celesc (Preferred) GDR 144A                      18,645            2,126
  Cemig (Preferred)                           158,099,000            6,508
  Cemig (Preferred) ADR                            32,240            1,333
  Copel (Preferred) 'B'                        63,800,000              964
  CPFL (Preferred)                              9,553,969            1,136
  Eletrobras                                   26,195,000           10,832
  Eletrobras (Preferred) 'B'                    3,696,000            1,591
  Eletrobras ADR                                   46,560              966
  Eletrobras (Preferred) 'B' ADR                   14,640              314
  Lightpar                                      8,038,000            2,428
                                                            --------------
                                                                    28,551
                                                            --------------
                                                                    89,071
                                                            --------------
--------------------------------------------------------
------------
CHILE (10.5%)
BANKING
  Banco Santander ADR                              59,135              991
  Banco Edwards ADR                                19,620              412
                                                            --------------
                                                                     1,403
                                                            --------------
BEVERAGES & TOBACCO
  Andina ADR                                       37,825            1,404
  CCU ADR                                         250,440            4,946
                                                            --------------
                                                                     6,350
                                                            --------------
--------------------------------------------------------
------------

                                                                     VALUE
                                                   SHARES            (000)
--------------------------------------------------------
------------
CHILE (CONTINUED)
MERCHANDISING
  Santa Isabel ADR                                151,085   U.S.$    3,909
                                                            --------------
UTILITIES -- ELECTRICAL & GAS
  Chilectra ADR                                    48,051            3,038
  Chilgener ADR                                    26,420              680
  Endesa ADR                                       93,240            1,772
  Enersis ADR                                     122,098            3,877
                                                            --------------
                                                                     9,367
                                                            --------------
                                                                    21,029
                                                            --------------
--------------------------------------------------------
------------
COLOMBIA (3.5%)
BANKING
  Banco de Colombia                             7,142,688            2,854
                                                            --------------
BEVERAGES & TOBACCO
  Bavaria                                         644,558            4,190
                                                            --------------
MULTI-INDUSTRY
  Corfivalle                                            2               --@
                                                            --------------
                                                                     7,044
                                                            --------------
--------------------------------------------------------
------------
MEXICO (27.9%)
BANKING
  Banacci 'B'                                     126,990              290
  Banacci 'L'                                     645,651            1,309
  Bancomer 'B' ADR 144A                            60,178              436
  Bancomer 'B'                                    258,500               92
                                                            --------------
                                                                     2,127
                                                            --------------
BEVERAGES & TOBACCO
  Coke-FEMSA ADR                                   51,235            1,844
  FEMSA 'B'                                     2,520,540           11,169
  FEMSA ADR 144A                                   91,830              406
  Panamco                                          59,000            3,164
                                                            --------------
                                                                    16,583
                                                            --------------
BROADCASTING & PUBLISHING
  Televisa CPO GDR                                182,310            4,535
                                                            --------------
BUILDING MATERIALS & COMPONENTS
  Apasco                                          152,580            1,036
  Cemex 'B'                                       139,315              563
  Cemex CPO                                       660,062            2,420
                                                            --------------
                                                                     4,019
                                                            --------------
CONSTRUCTION & HOUSING
  ICA ADR                                         129,135            2,050
                                                            --------------
FINANCIAL SERVICES
  Banorte 'B'                                   1,448,691            1,505
                                                            --------------
FOOD & HOUSEHOLD PRODUCTS
  Maseca 'B'                                      693,160              719
                                                            --------------
MANUFACTURING
  Vitro ADR                                       119,350              880
                                                            --------------
--------------------------------------------------------
------------
                                                                     VALUE
                                                   SHARES            (000)
--------------------------------------------------------
------------

MERCHANDISING
  Casa Autrey ADR                                  55,255   U.S.$    1,022
  Sears de Mexico 'B1'                             54,200               90
                                                            --------------
                                                                     1,112
                                                            --------------
METALS -- STEEL
  Hylsamex 'B' GDR                                 39,480            1,125
  Tamsa ADR                                       194,585            3,332
                                                            --------------
                                                                     4,457
                                                            --------------
MULTI-INDUSTRY
  Carso 'A1'                                      572,910            3,364
  Desc ADR                                         39,900            1,047
                                                            --------------
                                                                     4,411
                                                            --------------
RECREATION, OTHER CONSUMER GOODS
  Interamericana (Cieb)                           558,740            2,084
  Mexicano de Videos 'B' ADR                       40,000               13
                                                            --------------
                                                                     2,097
                                                            --------------
TELECOMMUNICATIONS
  Telmex ADR                                      294,310           11,331
                                                            --------------
                                                                    55,826
                                                            --------------
--------------------------------------------------------
------------
PERU (0.6%)
TELECOMMUNICATIONS
  Tel Peru 'B' ADR                                 58,040            1,291
                                                            --------------
--------------------------------------------------------
------------
VENEZUELA (1.4%)
UTILITIES -- ELECTRICAL & GAS
  Electricidad de Caracas                       2,550,621            2,765
                                                            --------------
--------------------------------------------------------
------------
TOTAL COMMON STOCKS
  (Cost U.S. $176,314)                                             197,868
                                                            --------------
--------------------------------------------------------
------------
SHORT-TERM INVESTMENTS (0.9%)
--------------------------------------------------------
------------
CHILE (0.4%)
INVESTMENT COMPANY
  Citicorp Chile Financiero                         3,888               73
                                                            --------------
--------------------------------------------------------
------------
                                                     FACE
                                                   AMOUNT
                                                    (000)
--------------------------------------------------------
------------
TIME DEPOSIT
  Pacto Citicorp A.V. 1.30%, 4/9/97       CLP     300,339              723
                                                            --------------
                                                                       796
                                                            --------------
--------------------------------------------------------
------------

                                                     FACE
                                                   AMOUNT            VALUE
                                                    (000)            (000)
--------------------------------------------------------
------------
UNITED STATES (0.5%)
REPURCHASE AGREEMENT
  Chase Securities, Inc., 6.00%, dated
   3/31/97, due 4/1/97, to be
   repurchased at U.S. $1,061,
   collateralized by United States
   Treasury Bonds, 11.25%, due 2/15/05,
   valued at U.S. $1,087                  U.S.$     1,061   U.S.$    1,061
                                                            --------------
--------------------------------------------------------
------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost U.S. $1,854)                                                 1,857
                                                            --------------
--------------------------------------------------------
------------
FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (0.2%)
  Argentine Peso                          ARP          61               61
  Chilean Peso                            CLP          30               --@
  Colombian Peso                          COP     330,755              312
  Mexican Peso                             MXP         90               11
  Peruvian New Sol                        PSS           7                3
  Venezuelan Bolivar                      VEB           5               --@
                                                            --------------
  (Cost U.S. $387)                                                     387
                                                            --------------
--------------------------------------------------------
------------
TOTAL INVESTMENTS (99.9%)
  (Cost U.S. $178,555)                                             200,112
                                                            --------------
--------------------------------------------------------
------------
OTHER ASSETS AND LIABILITIES (0.1%)
  Other Assets                            U.S.$     7,953
  Liabilities                                      (7,682)             271
                                          ---------------   --------------
--------------------------------------------------------
------------
NET ASSETS (100%)
  Applicable to 11,617,984 issued and outstanding U.S.
    $0.01 par value shares (100,000,000 shares
    authorized)                                             U.S.$  200,383
                                                            --------------
                                                            --------------
--------------------------------------------------------
------------
NET ASSET VALUE PER SHARE                                   U.S.$    17.25
                                                            --------------
                                                            --------------
--------------------------------------------------------
------------

  @ -- Value is less than U.S. $500.

 ADR -- American Depositary Receipt

GDR -- Global Depositary Receipt

                                       8